Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2025
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at January 31, 2025

and October 31, 2024.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
January 31 October 31

2025 2024
Capital
Common Equity Tier 1 Capital $ 85,204 $ 82,714
Tier 1 Capital 95,589 93,248
Total Capital 110,238 105,745
Risk-weighted assets used in the calculation

of capital ratios
649,043 630,900
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 13.1% 13.1%
Tier 1 Capital ratio 14.7 14.8
Total Capital ratio 17.0 16.8
Leverage ratio 4.2 4.2
TLAC Ratio 29.5 28.7
TLAC Leverage Ratio 8.5 8.1